Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2021

TEK-QTLY-0921
1.931233.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.1%
		Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA		106,700	$2,002,383
VGP NV		200	41,187

TOTAL BELGIUM			2,043,570

Bermuda - 0.7%
China Gas Holdings Ltd.		360,744	1,114,102
Credicorp Ltd. (United States) (a)		13,879	1,401,224
Huanxi Media Group Ltd. (a)		1,600,695	370,763
Kerry Properties Ltd.		88,000	259,318
Kunlun Energy Co. Ltd.		940,040	812,887
Shangri-La Asia Ltd. (a)		142,000	126,082

TOTAL BERMUDA			4,084,376

Brazil - 2.6%
Atacadao SA		489,000	1,782,962
Azul SA sponsored ADR (a)		50,400	1,130,472
ENGIE Brasil Energia SA		64,900	472,646
Equatorial Energia SA		209,600	973,901
Localiza Rent A Car SA		53,900	643,188
LOG Commercial Properties e Participacoes SA		53,800	296,568
Natura & Co. Holding SA (a)		268,318	2,769,086
Notre Dame Intermedica Participacoes SA		50,252	771,883
Rumo SA (a)		418,400	1,659,702
Suzano Papel e Celulose SA (a)		235,700	2,446,945
Telefonica Brasil SA		28,686	226,976
Transmissora Alianca de Energia Eletrica SA unit		85,500	623,818
Vale SA sponsored ADR		100,468	2,111,837
YDUQS Participacoes SA		50,200	272,386

TOTAL BRAZIL			16,182,370

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)		54,200	414,359
Mail.Ru Group Ltd. GDR (Reg. S) (a)		12,625	261,843

TOTAL BRITISH VIRGIN ISLANDS			676,202

Cayman Islands - 16.3%
AAC Technology Holdings, Inc.		102,882	616,274
Akeso, Inc. (a)(b)		93,829	622,416
Alibaba Group Holding Ltd. (a)		871,473	21,283,772
Ant International Co. Ltd. Class C (a)(c)(d)		288,435	721,088
Anta Sports Products Ltd.		53,000	1,154,642
Archosaur Games, Inc. (b)		29,822	37,569
ASM Pacific Technology Ltd.		41,202	530,192
BeiGene Ltd. ADR (a)		1,951	617,667
Bilibili, Inc. ADR (a)		64,617	5,529,923
Chailease Holding Co. Ltd.		402,989	3,347,487
China Resources Land Ltd.		228,510	764,528
Chindata Group Holdings Ltd. ADR (a)		37,475	467,688
CIFI Holdings Group Co. Ltd.		452,711	272,635
CK Asset Holdings Ltd.		28,500	194,189
ENN Energy Holdings Ltd.		70,700	1,478,385
ESR Cayman Ltd. (a)(b)		154,400	542,406
Haitian International Holdings Ltd.		292,000	1,069,005
Hansoh Pharmaceutical Group Co. Ltd. (b)		268,441	962,030
Innovent Biologics, Inc. (a)(b)		112,827	1,150,607
iQIYI, Inc. ADR (a)		17,735	197,923
Jacobio Pharmaceuticals Group Co. Ltd. (b)		246,678	589,781
JD Health International, Inc. (b)		32,960	353,939
JD.com, Inc.:
Class A (a)		14,000	488,093
sponsored ADR (a)		44,550	3,157,704
Kanzhun Ltd. ADR		6,300	217,035
KE Holdings, Inc. ADR (a)		9,300	204,507
Kingdee International Software Group Co. Ltd. (a)		259,608	808,441
Kingsoft Corp. Ltd.		55,925	260,513
KWG Property Holding Ltd.		143,000	156,780
Li Ning Co. Ltd.		239,591	2,525,045
Longfor Properties Co. Ltd. (b)		181,500	846,641
Medlive Technology Co. Ltd.		117,546	463,610
Medlive Technology Co. Ltd.		35,500	126,013
Meituan Class B (a)(b)		245,725	6,799,561
Ming Yuan Cloud Group Holdings Ltd.		86,883	324,226
NetEase, Inc. ADR		7,835	800,815
PagSeguro Digital Ltd. (a)		29,589	1,640,414
Parade Technologies Ltd.		9,188	564,746
Pinduoduo, Inc. ADR (a)		54,024	4,949,139
Pop Mart International Group Ltd. (b)		86,700	634,813
Sea Ltd. ADR (a)		3,358	927,345
Shenzhou International Group Holdings Ltd.		81,999	1,819,827
Shimao Property Holdings Ltd.		103,300	203,645
Silergy Corp.		2,000	271,632
StoneCo Ltd. Class A (a)		7,068	415,881
Tencent Holdings Ltd.		377,793	22,783,996
Tencent Music Entertainment Group ADR (a)		24,820	262,347
Tongdao Liepin Group (a)		117,531	217,181
Uni-President China Holdings Ltd.		938,600	942,085
Wuxi Biologics (Cayman), Inc. (a)(b)		154,973	2,367,098
Xiaomi Corp. Class B (a)(b)		206,600	673,943
XPeng, Inc.:
ADR (a)		72,865	2,953,218
Class A		7,500	143,994
Zai Lab Ltd. (a)		11,048	1,551,205
Zhaoke Ophthalmology Ltd. (a)(b)		33,149	34,125

TOTAL CAYMAN ISLANDS			103,039,764

Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		54,521	2,589,748
China - 6.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)		30,045	1,040,877
Beijing Enlight Media Co. Ltd. (A Shares)		593,200	816,156
Beijing Shiji Information Technology Co. Ltd. (A Shares)		90,350	282,455
Beijing Sinohytec Co. Ltd. (A Shares)		11,800	491,672
China Communications Services Corp. Ltd. (H Shares)		1,288,000	551,918
China Construction Bank Corp. (H Shares)		7,794,000	5,428,863
China Merchants Bank Co. Ltd. (H Shares)		494,500	3,767,062
China Petroleum & Chemical Corp. (H Shares)		3,418,000	1,562,951
China Tower Corp. Ltd. (H Shares) (b)		1,681,413	222,857
DBAPPSecurity Ltd. (A Shares)		20,519	1,061,318
Estun Automation Co. Ltd. (A Shares) (a)		39,313	237,407
Gemdale Corp. (A Shares)		184,358	238,813
Glodon Co. Ltd. (A Shares)		33,187	323,526
Great Wall Motor Co. Ltd. (H Shares)		486,000	2,335,832
Haier Smart Home Co. Ltd.		310,200	1,061,789
Haier Smart Home Co. Ltd. (A Shares)		34,560	133,609
Joinn Laboratories China Co. Ltd. (H Shares) (b)		7,662	128,174
Pharmaron Beijing Co. Ltd. (H Shares) (b)		66,677	1,459,470
Ping An Insurance Group Co. of China Ltd. (H Shares)		636,000	5,565,537
Proya Cosmetics Co. Ltd. (A Shares)		2,600	64,824
Pylon Technologies Co. Ltd. (A Shares)		22,100	957,304
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		121,423	761,072
Shenzhen H&T Intelligent Control Co. Ltd. (A Shares)		147,200	600,059
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		26,054	1,573,978
ShenZhen Topband Co. Ltd. (A Shares)		222,200	585,981
Sinopec Engineering Group Co. Ltd. (H Shares)		553,500	315,527
Sinopharm Group Co. Ltd. (H Shares)		238,031	624,854
Sungrow Power Supply Co. Ltd. (A Shares)		13,800	358,378
Thunder Software Technology Co. Ltd. (A Shares)		18,700	422,595
TravelSky Technology Ltd. (H Shares)		249,000	422,949
Tsingtao Brewery Co. Ltd. (H Shares)		314,000	2,476,879
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)		82,407	520,137
WuXi AppTec Co. Ltd. (H Shares) (b)		82,439	1,822,513
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		196,400	1,531,542
ZTE Corp. (H Shares)		68,800	245,235

TOTAL CHINA			39,994,113

Cyprus - 0.7%
TCS Group Holding PLC GDR		56,095	4,640,178
Egypt - 0.0%
Six of October Development & Investment Co.		195,795	206,953
France - 0.1%
Ubisoft Entertainment SA (a)		5,521	349,997
Germany - 0.1%
Delivery Hero AG (a)(b)		3,889	582,202
Greece - 0.0%
Piraeus Financial Holdings SA (a)		153,400	263,858
Hong Kong - 0.8%
AIA Group Ltd.		125,600	1,502,900
Antengene Corp. (b)		331,089	609,250
China Overseas Land and Investment Ltd.		299,540	628,286
China Resources Beer Holdings Co. Ltd.		230,666	1,726,029
Guangdong Investment Ltd.		544,000	761,627

TOTAL HONG KONG			5,228,092

Hungary - 0.5%
OTP Bank PLC (a)		42,240	2,278,171
Richter Gedeon PLC		21,791	598,086

TOTAL HUNGARY			2,876,257

India - 8.3%
Adani Ports & Special Economic Zone Ltd.		206,166	1,870,493
Apollo Hospitals Enterprise Ltd.		8,127	441,094
Axis Bank Ltd. (a)		416,419	3,970,750
Bajaj Auto Ltd.		13,255	682,795
Bajaj Finance Ltd.		33,364	2,795,057
Cipla Ltd. (a)		11,737	145,253
Divi's Laboratories Ltd.		10,260	677,081
Embassy Office Parks (REIT)		66,000	321,187
HDFC Bank Ltd.		379,296	7,306,267
Housing Development Finance Corp. Ltd.		5,750	188,808
Indraprastha Gas Ltd.		182,193	1,366,873
Indus Towers Ltd.		43,100	128,761
IndusInd Bank Ltd. (a)		120,400	1,588,739
Infosys Ltd.		31,520	687,605
ITC Ltd.		455,813	1,256,584
JK Cement Ltd.		63,274	2,773,873
Larsen & Toubro Ltd.		122,869	2,646,749
Mahanagar Gas Ltd.		47,942	752,791
Mahindra & Mahindra Ltd.		68,600	685,691
Manappuram General Finance & Leasing Ltd.		490,051	1,366,792
Max Healthcare Institute Ltd. (a)		38,441	153,286
Mindspace Business Parks (REIT) (b)		12,800	48,818
NTPC Ltd.		600,990	955,524
Oberoi Realty Ltd. (a)		66,070	597,570
Petronet LNG Ltd.		185,206	543,709
Power Grid Corp. of India Ltd.		421,663	970,732
Power Grid Corporation of India Ltd. (a)		140,554	323,577
Reliance Industries Ltd.		234,013	6,406,568
Shree Cement Ltd.		5,151	1,958,435
Shriram Transport Finance Co. Ltd.		172,935	3,233,597
Sun Pharmaceutical Industries Ltd.		33,774	351,603
Sunteck Realty Ltd.		29,500	151,064
Tata Consultancy Services Ltd.		96,764	4,122,689
Tech Mahindra Ltd.		1,100	17,897
Torrent Pharmaceuticals Ltd.		19,885	821,441
Zomato Ltd. (a)		5,265	9,454

TOTAL INDIA			52,319,207

Indonesia - 0.9%
PT Bank Central Asia Tbk		1,037,900	2,142,183
PT Bank Rakyat Indonesia Tbk		10,634,564	2,728,260
PT Bukalapak.com Tbk (a)(e)		1,670,000	98,150
PT United Tractors Tbk		272,400	368,223

TOTAL INDONESIA			5,336,816

Japan - 0.4%
Capcom Co. Ltd.		14,449	395,782
Ibiden Co. Ltd.		6,190	325,567
JTOWER, Inc. (a)		3,124	206,738
Money Forward, Inc. (a)		8,464	520,778
Recruit Holdings Co. Ltd.		5,994	310,673
Renesas Electronics Corp. (a)		35,992	387,462
Square Enix Holdings Co. Ltd.		8,093	418,279

TOTAL JAPAN			2,565,279

Korea (South) - 9.6%
AMOREPACIFIC Group, Inc.		26,509	1,324,576
Coway Co. Ltd.		18,119	1,348,598
Hana Financial Group, Inc.		56,310	2,122,445
Hanon Systems		51,490	696,801
Hyundai Mobis		3,102	717,134
Hyundai Motor Co.		2,690	508,710
Kakao Corp.		24,130	3,077,059
KakaoBank Corp. (a)(e)		2,300	77,813
KB Financial Group, Inc.		78,928	3,498,026
Kia Corp.		42,143	3,056,278
KRAFTON, Inc. (a)(e)		110	47,521
LG Chemical Ltd.		1,163	849,480
LG Corp.		14,710	1,202,056
LG Electronics, Inc.		11,950	1,632,712
LX Holdings Corp. (a)		7,007	63,520
NCSOFT Corp.		1,448	1,035,039
Netmarble Corp. (b)		1,628	195,598
POSCO		15,942	5,059,422
S-Oil Corp.		12,840	1,094,913
Samsung Biologics Co. Ltd. (a)(b)		2,635	2,034,378
Samsung Electronics Co. Ltd.		335,607	22,853,976
Samsung SDI Co. Ltd.		4,521	2,906,122
SK Hynix, Inc.		48,635	4,746,380
Studio Dragon Corp. (a)		5,165	413,107

TOTAL KOREA (SOUTH)			60,561,664

Luxembourg - 0.1%
Adecoagro SA (a)		30,400	290,624
Mauritius - 0.0%
Jumo World Ltd. (d)(e)		30	225,472
Mexico - 2.0%
CEMEX S.A.B. de CV sponsored ADR (a)		521,000	4,235,730
Corporacion Inmobiliaria Vesta S.A.B. de CV		271,055	532,408
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		93,100	1,070,828
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)		3,100	561,782
Grupo Aeroportuario Norte S.A.B. de CV (a)		69,100	422,974
Grupo Financiero Banorte S.A.B. de CV Series O		491,621	3,187,124
Macquarie Mexican (REIT) (b)		47,393	57,854
Wal-Mart de Mexico SA de CV Series V		742,900	2,448,934

TOTAL MEXICO			12,517,634

Netherlands - 1.2%
Adyen BV (a)(b)		188	509,490
ASML Holding NV (Netherlands)		931	711,642
CTP BV (a)(b)		11,800	237,962
NXP Semiconductors NV		3,301	681,293
X5 Retail Group NV GDR (Reg. S)		40,800	1,321,104
Yandex NV Series A (a)		56,814	3,859,375

TOTAL NETHERLANDS			7,320,866

Panama - 0.1%
Copa Holdings SA Class A (a)		12,249	868,577
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (a)		96,500	797,090
Philippines - 0.1%
Ayala Land, Inc.		666,700	436,502
Robinsons Land Corp.		211,660	68,230

TOTAL PHILIPPINES			504,732

Poland - 0.1%
CD Projekt RED SA (f)		16,179	779,095
Russia - 2.4%
Gazprom OAO sponsored ADR (Reg. S)		93,500	727,804
LSR Group OJSC		6,755	70,373
Lukoil PJSC sponsored ADR		46,500	3,985,050
MMC Norilsk Nickel PJSC sponsored ADR		55,200	1,907,712
Novatek PJSC GDR (Reg. S)		12,200	2,715,720
Sberbank of Russia		197,730	826,665
Sberbank of Russia sponsored ADR		252,304	4,200,862
Tatneft PAO		115,100	768,238

TOTAL RUSSIA			15,202,424

Saudi Arabia - 0.6%
Al Rajhi Bank		122,609	3,628,839
Singapore - 0.2%
First Resources Ltd.		1,212,200	1,216,718
South Africa - 2.6%
AngloGold Ashanti Ltd.		72,300	1,447,718
Bidvest Group Ltd./The		86,256	1,176,985
Capitec Bank Holdings Ltd.		16,950	1,881,984
FirstRand Ltd.		645,607	2,395,372
Impala Platinum Holdings Ltd.		256,000	4,614,768
Naspers Ltd. Class N		15,436	2,978,844
Pick 'n Pay Stores Ltd.		490,300	1,746,524

TOTAL SOUTH AFRICA			16,242,195

Spain - 0.0%
Aena SME SA (a)(b)		600	95,517
Switzerland - 0.1%
Dufry AG (a)		10,445	552,622
Taiwan - 7.1%
Advanced Wireless Semiconductor Co.		28,597	168,762
ASE Technology Holding Co. Ltd.		310,577	1,367,966
Formosa Plastics Corp.		170,000	608,689
Hon Hai Precision Industry Co. Ltd. (Foxconn)		733,923	2,903,062
MediaTek, Inc.		101,055	3,307,474
Taiwan Semiconductor Manufacturing Co. Ltd.		1,589,139	33,244,277
Unified-President Enterprises Corp.		839,000	2,202,516
United Microelectronics Corp.		243,000	508,640
Win Semiconductors Corp.		53,000	658,349

TOTAL TAIWAN			44,969,735

Thailand - 0.2%
Land & House PCL (For. Reg.)		569,400	135,159
PTT Global Chemical PCL (For. Reg.)		739,000	1,276,271

TOTAL THAILAND			1,411,430

Turkey - 0.2%
Aselsan A/S		622,800	1,146,407
United Kingdom - 0.8%
Helios Towers PLC (a)		64,100	145,766
Mondi PLC		118,727	3,306,245
Prudential PLC (a)		93,735	1,760,234

TOTAL UNITED KINGDOM			5,212,245

United States of America - 2.1%
Activision Blizzard, Inc.		16,461	1,376,469
Airbnb, Inc. Class A		300	43,203
Dlocal Ltd.		12,085	545,517
First Cash Financial Services, Inc.		18,699	1,480,961
Lam Research Corp.		1,936	1,234,026
Li Auto, Inc. ADR (a)		114,959	3,838,481
Marvell Technology, Inc.		13,442	813,375
MercadoLibre, Inc. (a)		612	960,044
Micron Technology, Inc.		5,052	391,934
NVIDIA Corp.		4,453	868,290
ON Semiconductor Corp. (a)		25,101	980,445
Snap, Inc. Class A (a)		5,232	389,365

TOTAL UNITED STATES OF AMERICA			12,922,110

TOTAL COMMON STOCKS
(Cost $295,764,430)			429,444,978

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.0%
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)		11,962	165,434
Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.9%
Ambev SA sponsored ADR		919,900	2,916,083
Companhia de Transmissao de Energia Eletrica Paulista (PN)		64,600	299,294
Itau Unibanco Holding SA sponsored ADR		491,771	2,837,519
Metalurgica Gerdau SA (PN)		708,470	1,938,405
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)		196,606	2,017,178
sponsored ADR		150,800	1,609,036
			11,617,515
Korea (South) - 0.3%
Hyundai Motor Co. Series 2		17,585	1,586,488
Samsung Electronics Co. Ltd.		1,657	103,638
			1,690,126
Russia - 0.0%
Tatneft PAO		19,600	122,407
United States of America - 0.0%
Gupshup, Inc. (c)(d)		8,409	192,273

TOTAL NONCONVERTIBLE PREFERRED STOCKS			13,622,321

TOTAL PREFERRED STOCKS
(Cost $11,481,195)			13,787,755
		Principal Amount	Value

Nonconvertible Bonds - 8.4%
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,250,000	1,477,969
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	210,288

TOTAL AZERBAIJAN			1,688,257

Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,005,000	2,217,781
Bermuda - 0.3%
GeoPark Ltd. 5.5% 1/17/27 (b)		700,000	708,400
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		310,000	335,730
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		295,000	302,375
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		350,000	357,525

TOTAL BERMUDA			1,704,030

Brazil - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		645,000	670,607
Natura Cosmeticos SA 4.125% 5/3/28 (b)		435,000	445,549

TOTAL BRAZIL			1,116,156

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	2,005,375
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		395,000	401,308
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		350,000	364,284

TOTAL BRITISH VIRGIN ISLANDS			2,770,967

Canada - 0.2%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		200,000	203,813
7.5% 4/1/25 (b)		825,000	855,680

TOTAL CANADA			1,059,493

Cayman Islands - 0.4%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)		700,000	759,500
4.848% 9/26/28 (b)		200,000	229,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		690,000	711,563
Meituan 2.125% 10/28/25 (b)		240,000	232,980
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)		400,000	423,950
QNB Finance Ltd. 2.75% 2/12/27 (Reg. S)		395,000	413,837

TOTAL CAYMAN ISLANDS			2,770,830

Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)		300,000	316,275
3.75% 1/15/31 (b)		300,000	328,200
4.25% 7/17/42 (b)		500,000	571,656
4.5% 8/1/47 (b)		250,000	296,297
Empresa de Transporte de Pasajeros Metro SA 3.65% 5/7/30 (b)		350,000	380,310
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)		440,000	456,308

TOTAL CHILE			2,349,046

Colombia - 0.0%
Oleoducto Central SA 4% 7/14/27 (b)		350,000	360,098
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		650,000	680,184
Hong Kong - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		295,000	308,560
Indonesia - 0.4%
Hutama Karya Persero PT 3.75% 5/11/30 (b)		600,000	646,238
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)		200,000	219,438
5.45% 5/15/30 (b)		400,000	463,700
PT Adaro Indonesia 4.25% 10/31/24 (b)		550,000	557,838
PT Pertamina Persero:
4.15% 2/25/60 (b)		365,000	367,692
4.175% 1/21/50 (b)		250,000	257,547

TOTAL INDONESIA			2,512,453

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		200,000	207,263
5.375% 4/24/30 (b)		250,000	297,500
5.75% 4/19/47 (b)		450,000	558,141

TOTAL KAZAKHSTAN			1,062,904

Luxembourg - 0.1%
B2W Digital Lux SARL 4.375% 12/20/30 (b)		385,000	384,832
Malaysia - 0.1%
Petronas Capital Ltd.:
3.5% 4/21/30 (b)		250,000	273,728
4.55% 4/21/50 (b)		200,000	247,454

TOTAL MALAYSIA			521,182

Mexico - 2.1%
Mexico City Airport Trust 5.5% 7/31/47 (b)		400,000	404,000
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7748% 3/11/22 (g)(h)		350,000	352,275
3.5% 1/30/23		905,000	919,118
4.25% 1/15/25		600,000	613,238
4.5% 1/23/26		400,000	404,780
4.625% 9/21/23		500,000	518,725
4.875% 1/24/22		460,000	467,130
4.875% 1/18/24		535,000	558,339
5.35% 2/12/28		320,000	316,688
6.49% 1/23/27		890,000	942,021
6.5% 3/13/27		185,000	195,915
6.5% 1/23/29		535,000	553,270
6.5% 6/2/41		1,170,000	1,055,413
6.625% 6/15/35		1,675,000	1,617,757
6.75% 9/21/47		360,000	319,122
6.875% 10/16/25 (b)		150,000	165,375
6.95% 1/28/60		2,175,000	1,935,533
7.69% 1/23/50		2,044,000	1,979,103

TOTAL MEXICO			13,317,802

Morocco - 0.1%
OCP SA:
3.75% 6/23/31 (b)		205,000	207,627
4.5% 10/22/25 (b)		145,000	156,934

TOTAL MOROCCO			364,561

Netherlands - 0.1%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		250,000	345,594
Prosus NV:
3.832% 2/8/51 (b)		200,000	185,150
4.027% 8/3/50 (b)		350,000	335,125

TOTAL NETHERLANDS			865,869

Oman - 0.0%
Oman Oil Co. 5.125% 5/6/28 (b)		200,000	200,063
Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		380,000	400,140
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		700,000	732,375
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)		500,000	513,750
Qatar - 0.2%
Qatar Petroleum:
1.375% 9/12/26 (b)		325,000	326,219
2.25% 7/12/31 (b)		565,000	572,063
3.3% 7/12/51 (b)		380,000	393,775

TOTAL QATAR			1,292,057

Saudi Arabia - 0.7%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		450,000	454,641
3.5% 4/16/29 (b)		450,000	491,873
4.25% 4/16/39 (b)		2,955,000	3,352,743

TOTAL SAUDI ARABIA			4,299,257

Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		500,000	498,063
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)		730,000	735,156

TOTAL SINGAPORE			1,233,219

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		2,050,000	2,133,281
Thailand - 0.0%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		350,000	352,849
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		30,000	25,425
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		315,000	362,309
United Kingdom - 0.5%
Antofagasta PLC 2.375% 10/14/30 (b)		200,000	191,500
Biz Finance PLC 9.625% 4/27/22 (b)		875,000	898,406
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		400,000	412,200
Tullow Oil PLC:
7% 3/1/25 (b)		840,000	726,863
10.25% 5/15/26 (b)		665,000	691,101

TOTAL UNITED KINGDOM			2,920,070

United States of America - 0.3%
Citgo Holding, Inc. 9.25% 8/1/24 (b)		750,000	748,009
DAE Funding LLC 1.55% 8/1/24 (b)		200,000	199,140
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		775,000	763,617

TOTAL UNITED STATES OF AMERICA			1,710,766

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		350,000	363,738
Venezuela - 0.1%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(i)		5,700,000	242,250
6% 11/15/26 (Reg. S) (i)		6,800,000	289,000

TOTAL VENEZUELA			531,250

TOTAL NONCONVERTIBLE BONDS
(Cost $52,742,718)			53,125,554

Government Obligations - 13.7%
Angola - 0.3%
Angola Republic:
8.25% 5/9/28 (b)		625,000	652,266
9.5% 11/12/25 (b)		865,000	953,554

TOTAL ANGOLA			1,605,820

Argentina - 0.5%
Argentine Republic:
0.5% 7/9/30 (j)		3,025,365	1,095,182
1% 7/9/29		498,666	190,740
1.125% 7/9/35 (j)		4,317,734	1,396,787
2% 1/9/38 (j)		1,261,834	496,532

TOTAL ARGENTINA			3,179,241

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		65,000	73,604
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		855,000	860,504
Belarus - 0.0%
Belarus Republic 6.875% 2/28/23 (b)		235,000	236,175
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	340,000	399,166
5.75% 3/26/26 (b)	EUR	750,000	960,473
6.875% 1/19/52 (b)	EUR	100,000	121,850

TOTAL BENIN			1,481,489

Brazil - 0.4%
Brazilian Federative Republic:
3.75% 9/12/31		225,000	222,413
3.875% 6/12/30		1,880,000	1,896,803
4.75% 1/14/50		670,000	643,954

TOTAL BRAZIL			2,763,170

Cameroon - 0.2%
Cameroon Republic:
5.95% 7/7/32 (b)	EUR	360,000	421,045
9.5% 11/19/25 (b)		500,000	583,688

TOTAL CAMEROON			1,004,733

Colombia - 0.6%
Colombian Republic:
3% 1/30/30		640,000	626,320
3.125% 4/15/31		748,000	731,778
3.25% 4/22/32		385,000	377,108
5% 6/15/45		805,000	838,860
6.125% 1/18/41		200,000	234,913
7.375% 9/18/37		650,000	842,888

TOTAL COLOMBIA			3,651,867

Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		250,000	234,969
6.125% 2/19/31 (b)		265,000	282,192

TOTAL COSTA RICA			517,161

Dominican Republic - 0.4%
Dominican Republic:
4.875% 9/23/32 (b)		1,145,000	1,187,938
5.875% 1/30/60 (b)		680,000	685,100
6.5% 2/15/48 (Reg. S)		200,000	218,975
6.85% 1/27/45 (b)		350,000	397,644

TOTAL DOMINICAN REPUBLIC			2,489,657

Ecuador - 0.2%
Ecuador Republic:
0.5% 7/31/30 (b)		390,630	342,778
0.5% 7/31/35 (b)		1,015,256	705,603

TOTAL ECUADOR			1,048,381

Egypt - 0.8%
Arab Republic of Egypt:
, yield at date of purchase 13.049% to 13.2491% 8/17/21 to 12/14/21	EGP	26,700,000	1,653,442
5.875% 6/11/25 (b)		400,000	425,075
7.0529% 1/15/32 (b)		410,000	417,508
7.5% 1/31/27 (b)		150,000	165,966
7.903% 2/21/48 (b)		865,000	845,970
8.5% 1/31/47 (b)		1,160,000	1,201,543
8.7002% 3/1/49 (b)		400,000	418,075

TOTAL EGYPT			5,127,579

El Salvador - 0.1%
El Salvador Republic:
7.1246% 1/20/50 (b)		560,000	455,175
7.75% 1/24/23 (b)		230,000	222,597

TOTAL EL SALVADOR			677,772

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		1,796,722	1,903,178
Georgia - 0.0%
Georgia Republic 2.75% 4/22/26 (b)		305,000	310,433
Ghana - 0.4%
Ghana Republic:
8.125% 1/18/26 (b)		1,745,000	1,841,848
10.75% 10/14/30 (b)		400,000	498,325

TOTAL GHANA			2,340,173

Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	418,425
Honduras - 0.1%
Republic of Honduras:
5.625% 6/24/30 (b)		300,000	313,463
6.25% 1/19/27		200,000	218,350

TOTAL HONDURAS			531,813

Indonesia - 0.7%
Indonesian Republic:
3.4% 9/18/29		270,000	293,338
3.5% 1/11/28		415,000	455,281
3.5% 2/14/50		680,000	703,715
3.85% 10/15/30		655,000	734,542
4.1% 4/24/28		300,000	340,088
4.2% 10/15/50		900,000	1,023,356
6.625% 2/17/37 (b)		300,000	417,994
8.5% 10/12/35 (b)		300,000	481,838

TOTAL INDONESIA			4,450,152

Israel - 0.1%
Israeli State:
2.75% 7/3/30		300,000	322,845
4.5% 4/3/20		405,000	523,916

TOTAL ISRAEL			846,761

Ivory Coast - 0.4%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	1,085,000	1,388,278
6.125% 6/15/33 (b)		200,000	215,600
6.375% 3/3/28 (b)		835,000	921,266

TOTAL IVORY COAST			2,525,144

Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	560,125
Jordan - 0.1%
Jordanian Kingdom:
4.95% 7/7/25 (b)		200,000	207,563
7.375% 10/10/47 (b)		425,000	445,134

TOTAL JORDAN			652,697

Kenya - 0.2%
Republic of Kenya:
6.875% 6/24/24 (b)		830,000	908,746
7% 5/22/27 (b)		460,000	501,486

TOTAL KENYA			1,410,232

Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (i)		1,165,000	138,926
6.375% 12/31/49 (i)		7,090,000	849,914

TOTAL LEBANON			988,840

Mexico - 0.3%
United Mexican States:
3.25% 4/16/30		400,000	416,575
3.75% 1/11/28		350,000	383,972
4.35% 1/15/47		850,000	893,456
4.75% 3/8/44		450,000	497,616

TOTAL MEXICO			2,191,619

Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		220,000	212,919
5.125% 4/7/26 (b)		200,000	209,772

TOTAL MONGOLIA			422,691

Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (b)		375,000	369,375
3% 12/15/32 (b)		200,000	194,563
4% 12/15/50 (b)		200,000	187,500

TOTAL MOROCCO			751,438

Nigeria - 0.6%
Republic of Nigeria:
5.625% 6/27/22		380,000	393,015
6.375% 7/12/23 (b)		800,000	855,150
6.5% 11/28/27 (b)		1,105,000	1,169,781
7.143% 2/23/30 (b)		850,000	892,925
7.625% 11/21/25 (b)		630,000	706,899

TOTAL NIGERIA			4,017,770

Oman - 0.3%
Sultanate of Oman:
5.625% 1/17/28 (b)		220,000	231,275
6% 8/1/29 (b)		285,000	302,955
6.25% 1/25/31 (b)		200,000	215,813
6.5% 3/8/47 (b)		1,150,000	1,135,841

TOTAL OMAN			1,885,884

Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		630,000	633,219
6.875% 12/5/27 (b)		440,000	449,708

TOTAL PAKISTAN			1,082,927

Panama - 0.1%
Panamanian Republic:
2.252% 9/29/32		200,000	193,225
3.16% 1/23/30		360,000	377,505
3.87% 7/23/60		200,000	205,975

TOTAL PANAMA			776,705

Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		215,000	209,464
4.7% 3/27/27 (b)		400,000	448,825
4.95% 4/28/31 (b)		590,000	677,504
5.4% 3/30/50 (b)		415,000	488,222

TOTAL PARAGUAY			1,824,015

Peru - 0.3%
Peruvian Republic:
2.783% 1/23/31		1,135,000	1,139,114
3.3% 3/11/41		310,000	302,560
3.55% 3/10/51		215,000	214,301
7.35% 7/21/25		110,000	134,049

TOTAL PERU			1,790,024

Philippines - 0.1%
Philippine Republic 2.457% 5/5/30		350,000	363,710
Qatar - 0.6%
State of Qatar:
3.75% 4/16/30 (b)		625,000	710,469
4.4% 4/16/50 (b)		1,730,000	2,134,388
4.625% 6/2/46 (b)		300,000	377,494
4.817% 3/14/49 (b)		655,000	852,237

TOTAL QATAR			4,074,588

Romania - 0.2%
Romanian Republic:
3% 2/14/31 (b)		649,000	673,662
6.125% 1/22/44 (b)		400,000	548,075

TOTAL ROMANIA			1,221,737

Russia - 0.6%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	447,725
4.375% 3/21/29(Reg. S)		400,000	454,125
5.1% 3/28/35 (b)		600,000	721,613
5.1% 3/28/35(Reg. S)		400,000	481,075
5.25% 6/23/47(Reg. S)		800,000	1,017,150
5.625% 4/4/42 (b)		400,000	520,575

TOTAL RUSSIA			3,642,263

Rwanda - 0.6%
Rwanda Republic 6.625% 5/2/23 (b)		3,575,000	3,824,803
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	436,795
4% 4/17/25 (b)		225,000	247,964

TOTAL SAUDI ARABIA			684,759

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		455,000	432,620
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% 5/11/27 (b)		850,000	522,909
Turkey - 0.7%
Turkish Republic:
4.25% 3/13/25		365,000	359,251
4.75% 1/26/26		330,000	325,463
4.875% 10/9/26		820,000	807,598
4.875% 4/16/43		1,005,000	806,701
5.125% 6/22/26 (b)		200,000	199,563
5.125% 2/17/28		470,000	459,807
5.75% 5/11/47		1,460,000	1,260,893
6.375% 10/14/25		290,000	304,554

TOTAL TURKEY			4,523,830

Ukraine - 0.8%
Ukraine Government:
1.258% 5/31/40 (b)(g)		575,000	669,084
6.876% 5/21/29 (b)		200,000	206,300
7.253% 3/15/33 (b)		380,000	391,234
7.375% 9/25/32 (b)		200,000	208,038
7.75% 9/1/23 (b)		850,000	910,775
7.75% 9/1/24 (b)		830,000	901,224
7.75% 9/1/25 (b)		345,000	375,015
7.75% 9/1/26 (b)		560,000	613,655
7.75% 9/1/27 (b)		400,000	437,700
17% 5/11/22	UAH	9,770,000	377,550

TOTAL UKRAINE			5,090,575

United Arab Emirates - 0.2%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	340,550
3.125% 4/16/30 (b)		300,000	328,200
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		450,000	421,453

TOTAL UNITED ARAB EMIRATES			1,090,203

United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 9/23/21 to 10/28/21 (k)		1,990,000	1,989,781
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		1,005,000	1,314,226
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	197,363
3.9% 10/19/31 (b)		240,000	239,235
4.75% 2/20/24 (b)		300,000	317,944

TOTAL UZBEKISTAN			754,542

Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (i)		6,200,000	620,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $89,275,446)			86,548,745

Preferred Securities - 0.1%
Cayman Islands - 0.0%
DP World Salaam 6% (Reg. S) (g)(l)		200,000	218,563
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (g)(l)		700,000	759,413
TOTAL PREFERRED SECURITIES
(Cost $944,875)			977,976
		Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund 0.06% (m)		44,571,763	44,580,677
Fidelity Securities Lending Cash Central Fund 0.06% (m)(n)		703,430	703,500
TOTAL MONEY MARKET FUNDS
(Cost $45,283,880)			45,284,177
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $495,492,544)			629,169,185
NET OTHER ASSETS (LIABILITIES) - 0.3%			1,680,691
NET ASSETS - 100%			$630,849,876

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	438	Sept. 2021	$27,981,630	$(707,664)	$(707,664)

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,593,617 or 17.7% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,078,795 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security is on loan at period end.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing - Security is in default.

 (j) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,989,781.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$169,898
Gupshup, Inc.	6/8/21	$192,273

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,260
Fidelity Securities Lending Cash Central Fund	7,627
Total	$19,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$17,295,088	$225,963,356	$198,678,067	$300	$--	$44,580,677	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	880,000	5,320,355	5,496,855	--	--	703,500	0.0%
Total	$18,175,088	$231,283,711	$204,174,922	$300	$--	$45,284,177

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Non-convertible bonds, preferred securities and government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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